ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS	12 Months Ended
Jun. 30, 2023
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

6.    ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

Pro Farm Group, Inc

On July 12, 2022, we announced the closing of the merger (the “Pro Farm Merger”) with Pro Farm Group, Inc. (formerly Marrone Bio Innovations Inc.), pursuant to the Agreement and Plan of Merger (the “Merger Agreement”) dated March 16, 2022, among us, BCS Merger Sub, Inc., a wholly owned subsidiary of Bioceres, and Pro Farm Group, Inc. Upon the closing of the Pro Farm Merger, Pro Farm Group, Inc. became a wholly owned subsidiary of Bioceres and each share of Pro Farm Group, Inc. common stock was exchanged for our ordinary shares at a fixed exchange ratio of 0.088.

Pro Farm Group, Inc. leads the movement to environmentally sustainable farming practices through the discovery, development and sale of innovative biological products for crop protection, crop health and crop nutrition. The company’s commercial products are sold globally and supported by more than 343 patents and patent applications. Pro Farm Group, Inc. develops novel, environmentally sound solutions for agriculture using proprietary technologies to isolate and screen naturally occurring microorganisms and plant extracts.

The combined company has a diverse customer base, product portfolio and geographic reach across a wide range of crops, positioned to serve the massive market opportunity emerging from the bio-reduction and replacement of chemical ag inputs. The merger combines our expertise in bionutrition and seed care products with Pro Farm Group’s leadership in the development of biological crop protection and plant health solutions, creating a global leader in the development and commercialization of sustainable agricultural solutions.

The consideration of payment was measured at fair value, which was calculated as the sum of the acquisition-date fair values of the assets transferred, and the liabilities incurred.

Consideration of payment (amounts in thousands of dollars):

Shares issued	154,795
Assumed RSU & Stock options	1,620
Cash payment	29
Total consideration	156,444

Assets acquired and liabilities assumed (amounts in thousands of dollars):

Net assets incorporated

Cash and cash equivalents	4,402
Trade receivables	6,855
Other receivables	1,423
Inventories	11,183
Property, plant and equipment	12,607
Right of use assets, net	3,005
Intangible assets	17,766
Restricted cash	1,560
Other assets	683
Trade and other payables	(22,653)
Lease liabilities	(3,245)
Borrowings	(25,586)
Other liabilities	(857)

Revaluation of existing assets

Property, plant and equipment	494
Intangible assets	79,053
Deferred tax	(6,336)

Total net assets identified	80,354

Goodwill	76,090

Total consideration	156,444

Goodwill is not expected to be deductible for tax purposes.

The amounts of revenue and net profit of the acquiree since the merger date included in the consolidated statement of comprehensive income for the year ended June 30, 2023, were $ 42.3 million and $ 5.4 million, respectively.

The pro forma revenue and net profit of the combined entity for the year ended June 30, 2023 as though the date for the merger had been as of the beginning of the reporting period amount to $ 42.6 million and $ 3.1 million, respectively.

Syngenta Seedcare Agreement

On September 12, 2022, we entered into a 10-year agreement with Syngenta Crop Protection AG (“Syngenta”), pursuant to which Syngenta will be the exclusive global distributor of certain of Bioceres’ biological solutions for seed care applications (the “Agreement”). Products included within the scope of the agreement are the nitrogen-fixing Rhizobia seed treatment solutions (inoculants), and other biological seed and soil treatment solutions currently in the portfolio or pipeline of Rizobacter. Bioceres retains global rights for the use of products in HB4® crops; and, in the United States, Syngenta rights are non-exclusive for upstream applications. Pro Farm’s biological solutions are not included within the scope of the current Agreement.

The exclusive commercial collaboration is applicable for all countries, except for Argentina where both parties will continue to work under the existing framework. It has an effective date at the beginning of the 2023 calendar year, but implementation will be staggered. Bioceres will continue distributing its products in South Africa, Bolivia, Chile, Colombia, Paraguay and Uruguay during the calendar year 2023. For those countries, implementation will be in calendar year 2024, subject to regulatory clearances.

In consideration for the rights granted under the agreements to use Bioceres intellectual property as it exists at closing date, Syngenta made an upfront payment of $50 million to Bioceres on October 6th, 2022. Considering that the effective date of the agreement is January 2023 for most countries and 2024 for certain countries detailed above, we concluded that the upfront fee should be accrued and recognized as license revenue at a point in time, when Syngenta is able to use and benefit from it. Of the total upfront payment received, $32.9 million were recognized at the effective date of the agreement and the remaining $17.1 million are reported as of June 30, 2023, as deferred revenue and advances from customers and will be recognized mainly in January 2024 when Syngenta has full access to the entire target market. To determinate the type of license under IFRS 15, we took into consideration that Bioceres will not undertake any activities that significantly affects the intellectual property subject to the agreement. The fair values of the upfront payment allocated to the territories for which the agreement starts to be effective at the beginning of 2023 and 2024, respectively, were determined based on relative fair values of each territory. Bioceres also considered a variable consideration linked to certain obligations, but we concluded that it is highly unlikely that a significant reversal in the amount of cumulative revenue recognized will occur.

Concurrently with this Agreement, Rizobacter entered into a Supply Agreement with Syngenta, whereby it acts as the exclusive supplier of the products under the Agreement. The price of the products being sold under the Supply Agreement are set at fair market value. Syngenta establishes its own pricing policies and pays to Bioceres a royalty of an amount between 30% to 50% of gross profit, as defined in the agreement. The percentage of royalties varies depending on the geography and year.

The Agreement sets global minimum targets for profits to be received by Bioceres that amount to a total of $230 million for the life of the agreement. If Bioceres fails to receive the minimum profit targets set for any rolling two calendar year period, it will have the option to terminate Syngenta’s exclusivity. Syngenta may opt to retain exclusivity by compensating the shortfall in cash or other economic consideration. Syngenta will cover all operating expenses incurred in connection with the marketing and sale in exclusive territory.

Additionally, the agreement establishes a joint R&D program to accelerate the development and registration of Bioceres’ pipeline products and new solutions for seed treatment, foliar and other applications, globally. Funding of thus R&D program will be shared, with Syngenta contributing up to 70% of the investment. In those cases where Syngenta contribution corresponds to R&D services rendered by Bioceres, services are recognized as revenue. We concluded that this agreement falls within the provisions of IFRS 11, as a joint operation agreement, based on the contractual rights and obligations of each party. Bioceres recognizes its direct right to and share of any jointly held or incurred: assets, liabilities, revenues and expenses. At inception of the agreement, no impact was recognized, and expenses associated with such R&D program will be expensed as incurred.

The Agreement sets out a “Clawback” clause, by which in case of certain breaches of the Agreement or events described therein, Bioceres shall pay a penalty to Syngenta for an amount up to $30 million, at inception, that will decrease $3 million per year until extinction. We concluded that no provision shall be accrued as of the date of these financial statements, considering that there is no past obligations and the circumstances considered in the Agreement are entirely under Bioceres’ control.

Insumos Agroquímicos S.A. (“Insuagro”)

On April 9, 2021, as part of the reorganization process of the crop protection business segment, we acquired a controlling interest in Insuagro, an Argentine public company. The interest acquired is represented by a total of 11,022,000 shares, distributed as follows: (i) 2,749,390 ordinary, registered shares of AR$ 0.10 nominal value each and five votes per share, denominated Class A; and (ii) 8,272,610 ordinary, registered shares of Pesos 0.10 nominal value each and one vote per share, denominated Class B, jointly representing 50.1% of equity interest and 55.05% of voting interest. At closing, two Insuagro directors (of three total members) were replaced by two directors of Bioceres.

Acquiring control over Insuagro, we also acquired control over two SPEs. SPEs are financial trust on public offering, whose underlying assets are trade receivables from Insuagro (trade receivables securitization). Insuagro is the administrator of the receivables, acts as the collection agent and has agreed to replace bad accounts receivable. Certificates of Participation issued by each SPEs are owned by Insuagro.

The consideration for the acquisition was $0.282 per share in three annually installments, totaling an amount of $3.1 million (the “Fixed Price”). The Fixed Price may be increased up to 3.5x Adjusted EBITDA (as defined in the share exchange agreement) per share to be measured in each annual reporting period.

Fair value of the consideration of payment

Cash payment	200,000
Financed payment	2,625,335
Contingent payment	951,622
Total consideration	3,776,957

The consideration of payment was measured at fair value, which was calculated as the sum of the acquisition‑date fair values of the assets transferred, and the liabilities incurred. The fair values measured were based on discounting future cash flow using market discount rates. The difference between fair value and nominal value of consideration will be recognized as finance cost over the period the consideration will be paid.

Assets acquired, liabilities assumed, and non-controlling interest recognized.

Net assets incorporated
Cash and cash equivalents	555,804
Other financial assets	2,024,367
Trade receivables	17,536,888
Other receivables	419,877
Income and minimum presumed income taxes recoverable	117,229
Inventory	5,603,068
Deferred tax assets	106,952
Property, plant and equipment	1,662,516
Intangible assets	264,847
Trade and other payables	(17,311,906)
Borrowings	(5,928,748)
Employee benefits and social security	(201,472)
Deferred revenues and advances from customers	(301,017)

Revaluation of existing assets

Property, plant and equipment	289,529
Intangible assets	2,659,050
Deferred tax	(884,574)

Total net assets identified	6,612,410

Non-controlling interest	(3,305,543)

Goodwill	470,090

Total consideration	3,776,957

Goodwill is not expected to be deductible for tax purposes.

Non-controlling interest was measured at the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets.

The amounts of revenue and profit or loss of the acquiree since the acquisition date included in the consolidated statement of comprehensive income for year ended June 30, 2021, were $7.6 million and ($0.2) million, respectively. The revenue and profit or loss of the combined entity for year ended June 30, 2021 as though the acquisition date for the business combination had been as of the beginning of the annual reporting period amount to $233.3 million and ($4.6) million, respectively.

As Insuagro is a public company listed in Bolsas y Mercados Argentinos S.A. (“BYMA”), and in accordance with the Capital Markets Law of Argentina, we did a mandatory public offer for the acquisition of the remaining Class B Shares for the minority shareholders who did not participate in the sale purchase agreement aforementioned. The total of shares subject to the offer and outstanding was 3,750,348 Class B Shares. The offer price payable for each Class B Share was $0.297 per share (average trading value of the last 6 months). This consideration could be adjusted, if applicable, based on the Company’s Adjusted EBITDA in the same conditions mentioned before.

On August 2, 2021, the mandatory offer was completed, and we bought 2.467.990 shares. Consideration of payment was $0.7 million in cash and $0.26 million financed as a conditional payment. The Group has recognized in equity the difference between the amount by which the non-controlling interests were incorporated, and the fair value of the consideration paid.

As of June 30, 2023, we owned 13,489,990 shares of Insuagro, which represent 61.32% of the share capital and 61.22% of the votes.

On August 31, 2022 and based on the adjusted EBITDA measured for the year ended June 30, 2022, the Fixed Price was increased up to $0.965 per share.

Moolec Science Ltd

On March 16, 2021, we acquired a 6% ownership interest, represented by 2,919,715 ordinary shares, in Moolec Science Ltd. (“Moolec”), a United Kingdom Molecular Farming company pursuing a hybrid concept between plant and cell-based technologies for the production of animal-free food solutions. Moolec has developed and fully de-regulated the world’s first bovine protein derived from modified safflower grain, a patented technology branded under the SPC name. In consideration for the acquisition, Bioceres transferred to Moolec the license to use and commercialize GLA/ARA safflower patents (Note 7.8).

On December 28, 2022, Bioceres has contributed all of its ownership in Moolec Science Limited to Moolec Science S.A. (“Moolec Science”) in exchange of 1,560,000 ordinary shares. Our total ownership in Moolec Science reaches 1,860,000 ordinary shares. Moolec Science SA (Nasdaq: MLEC) quote as of June 30, 2023 was $3.68 per share.

Verdeca and other intangibles assets

On November 12, 2020 we acquired from Arcadia the remaining ownership interest in Verdeca, a joint agreement formed by Bioceres and Arcadia in 2012 to develop second generation biotechnologies for soybean and to globally commercialize the HB4 Soy technology.

As part of the transaction, Bioceres has gained full access to and control of Verdeca´s vetted soybean library of gene-edited materials used to develop new quality and productivity traits for this crop, as well as exclusive rights to all Arcadia technologies that are applicable to soybean and in-licensing rights to Arcadia’s safflower and wheat traits and the related brands.

The complementary portfolio of materials being licensed includes wheat varieties that produce flour with 65% less gluten, ten times the dietary fiber content of conventional wheat flours, and oxidative stability, which extends the shelf life of whole flours and food products produced with these flours. In addition, these flours produce breads and other foods that are substantially equivalent in taste and all other aspects to conventional wheat.

In consideration for the acquisition of the above-mentioned rights and assets, Bioceres paid Arcadia at the closing of the transaction $5 million in cash and $15 million in equity consisting of 1,875,000 Bioceres common shares. Bioceres has relied on the exemption from the registration requirements of the Securities Act of 1933 under Section 4(a)(2) thereof, for a transaction by an issuer not involving any public offering. Bioceres will also pay Arcadia $2 million subject to Verdeca obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares. These payments do not include $1 million due to Arcadia post-closing as a reimbursement of costs associated with the transaction.

On April 22, 2022, Verdeca obtained the Chinese import clearance for HB4 and Bioceres has already paid the contingent payment mentioned before.

Following the transaction Bioceres agreed with Arcadia to make royalty payments equivalent to 6% of the net HB4 Soy technology revenues realized by Verdeca and capped at a maximum $10 million aggregate amount of royalty payments and a royalty payment equivalent to 25% of the net wheat technology revenues resulting from the in-licensed materials.